Share Based Payments (Details) - Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model	Jul. 26, 2023 $ / shares	Mar. 14, 2023 $ / shares	Nov. 04, 2022 $ / shares	Aug. 01, 2022 $ / shares	Jun. 01, 2020 £ / shares	Jan. 21, 2020 £ / shares
Share Based Payments (Details) - Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price (in Dollars per share and Pounds per share) | (per share)	$ 0.67	$ 0.57	$ 0.679	$ 0.741	£ 1.15
Exercise share price (in Dollars per share and Pounds per share) | (per share)	$ 0.67	$ 0.57	$ 0.679	$ 0.741	£ 0.7
Risk free rate	3.88%	3.88%			0.04%
Expected volatility	118.00%	119.00%			111.00%
Option life	10 years	10 years	10 years	10 years
Weighted average share price (in Dollars per share) | $ / shares	$ 0.67	$ 0.57	$ 0.67	$ 0.741
Weighted average fair value per share option (in Dollars per share) | $ / shares	$ 0.67	$ 0.57	$ 0.69	$ 0.69
Bottom of range [member]
Share Based Payments (Details) - Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price (in Dollars per share and Pounds per share)						£ 0.43
Exercise share price (in Dollars per share and Pounds per share)						£ 0.42
Risk free rate			0.10%	0.32%		0.64%
Expected volatility			99.00%	90.00%		61.70%
Top of range [member]
Share Based Payments (Details) - Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price (in Dollars per share and Pounds per share)						£ 0.43
Exercise share price (in Dollars per share and Pounds per share)						£ 0.35
Risk free rate			0.02%	0.65%		0.40%
Expected volatility			122.00%	126.00%		84.70%